B. STOCK OPTION PLANS	9 Months Ended
Sep. 30, 2016
Share-based Compensation [Abstract]
STOCK OPTION PLANS

Stock option expense is recorded based on the fair value of option contracts issued. The fair value is determined using an option pricing model that considers the expected contract term, the risk free interest rate, the volatility of the Company’s stock price and the level of dividends the Company is expected to pay.

Measurement of the cost of the stock options granted is based on the grant-date fair value of each stock option using the Black-Scholes valuation model. The cost is then amortized over each option’s requisite service period. The expected term of options granted is derived from the period of time the options are expected to be outstanding. The risk free rate is based on the yield of an equivalent maturity U.S. Treasury note. Volatility is calculated using historical price changes on a monthly basis over the option’s expected life.

The amount of compensation expense for options recorded in the quarters ended September 30, 2016 and 2015was $70,000 and $61,000 respectively. There was no income tax benefit for the quarter ended September 30, 2016, and 2015, respectively. The amount of compensation expense for options recorded in the nine months ended September 30, 2016 and September 30, 2015 was $227,000 and $183,000, respectively. There was an income tax benefit of $0 and $154,000 recorded for the nine months ended September 30, 2016 and 2015, respectively. There were no options granted for the first nine months ended September 30, 2016 and 2015 respectively.

The intrinsic value of options exercised during the nine months ended September 30, 2016 was $1,151,000 and $671,000, respectively.. The intrinsic value for options exercised during the nine months ended September 30, 2015 was $671,000. The intrinsic value for options exercisable at September 30, 2016 and 2015 was $3,994,000 and $3,042,000, respectively.

            The amount of total unrecognized compensation expense related to non-vested options at September 30, 2016 was $817,000, and the weighted average period over which it will be amortized is 3.4 years.